STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 6, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. Basic Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund
AIM V.I. Diversified Income Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Health Care Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Government Securities Fund
AIM V.I. High Yield Fund
AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund
AIM V.I. Leisure Fund
AIM V.I. Mid Cap Core Equity
AIM V.I. Money Market Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. CAPITAL APPRECIATION FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2006 (except as noted):

                                                                                                                OTHER ACCOUNTS
                                        OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES         MANAGED
                                         MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                      DOLLAR RANGE OF   -----------------------------   --------------------------------   --------------------
                      INVESTMENTS IN         NUMBER OF                         NUMBER OF                    NUMBER OF
"PORTFOLIO MANAGER       EACH FUND(1)         ACCOUNTS    ASSETS                ACCOUNTS   ASSETS            ACCOUNTS   ASSETS
------------------    ---------------        ---------   --------              ---------   ------           ---------   -------
AIM V.I. CAPITAL APPRECIATION FUND
Ryan A. Amerman(2)          None               None       None                    None      None             None         None
Robert J. Lloyd             None                 6      $10,831.7                  1       $53.1             None         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Amerman began serving as portfolio manager on AM V.I. Capital Appreciation Fund on February 4, 2008. Information for Mr. Amerman has been provided as of December 31, 2007."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. CAPITAL DEVELOPMENT FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2006:

                                                                                                              OTHER ACCOUNTS
                                        OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES         MANAGED
                                         MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                      DOLLAR RANGE OF   -----------------------------   --------------------------------   --------------------
                      INVESTMENTS IN         NUMBER OF                         NUMBER OF                    NUMBER OF
"PORTFOLIO MANAGER       EACH FUND(1)         ACCOUNTS    ASSETS                ACCOUNTS  ASSETS             ACCOUNTS   ASSETS
------------------    ---------------        ---------   --------              ---------   ------           ---------   -------
AIM V.I. CAPITAL DEVELOPMENT FUND
Karl F. Farmer(2)            None                3       $2,100.5                  None    None               None       None
Paul J. Rasplicka            None                4       $3,686.2                  None    None                 5        $0.2

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Farmer began serving as portfolio manager on AM V.I. Capital Development Fund on May 1, 2007."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. DYNAMICS FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2006:

                                                                                                             OTHER ACCOUNTS
                                       OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES         MANAGED
                                        MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                     DOLLAR RANGE OF   -----------------------------   --------------------------------   ---------------------
                     INVESTMENTS IN         NUMBER OF                         NUMBER OF                    NUMBER OF
"PORTFOLIO MANAGER      EACH FUND(1)         ACCOUNTS    ASSETS                ACCOUNTS   ASSETS            ACCOUNTS   ASSETS
------------------   ---------------        ---------   --------              ---------   ------           ---------   -------
AIM V.I. DYNAMICS FUND
Karl F. Farmer              None                2        $1,979.4                 None     None               None      None
Paul J. Rasplicka           None                4        $3,842.9                 None     None                 5       $0.2

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. TECHNOLOGY FUND" on page H-4 of the Statement of Additional Information. The following information is as of December 31, 2006 (except as noted):

                                                                                                               OTHER ACCOUNTS
                                       OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES         MANAGED
                                        MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                     DOLLAR RANGE OF   -----------------------------   --------------------------------   --------------------
                     INVESTMENTS IN         NUMBER OF    ASSETS               NUMBER OF   ASSETS           NUMBER OF
"PORTFOLIO MANAGER      EACH FUND(1)         ACCOUNTS                          ACCOUNTS                     ACCOUNTS   ASSETS
------------------   ---------------        ---------   --------              ---------   ------           ---------   -------
AIM V.I. TECHNOLOGY FUND
Warren W. Tennant (2)        None              5        $4,562.8               None        None              None        None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Tennant began serving as portfolio manager on AIM V.I. Technology Fund on February 4, 2008. Information for Mr. Tennant has been provided as of December 31, 2007."